The Gabelli Equity Trust Inc.

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 96.9%
	Financial Services — 11.0%
74,000	Aegon NV	$351,458
5,800	Ally Financial Inc.	262,218
295,000	American Express Co.(a)	41,724,800
28,000	Apollo Global Management Inc.	1,316,280
16,000	Argo Group International Holdings Ltd.	805,120
2,900	Axis Capital Holdings Ltd.	143,753
21,500	Banco Bilbao Vizcaya Argentaria SA	111,593
75,740	Banco Santander SA, ADR†	259,788
50,000	Bank of America Corp.	1,934,500
93,500	Barclays plc	239,649
109	Berkshire Hathaway Inc., Cl. A†	42,041,518
210	BlackRock Inc.	158,332
55,000	Brewin Dolphin Holdings plc	235,430
2,200	Capital One Financial Corp.	279,906
18,700	CIT Group Inc.	963,237
128,700	Citigroup Inc.	9,362,925
35,774	Commerzbank AG†	219,326
18,246	Credit Agricole SA†	264,147
21,000	Credit Suisse Group AG, ADR	222,600
5,000	Cullen/Frost Bankers Inc.	543,800
93,100	Dah Sing Banking Group Ltd.	105,386
100,800	Dah Sing Financial Holdings Ltd.	331,933
46,500	Daiwa Securities Group Inc.	240,259
30,000	Deutsche Bank AG†	360,000
900	Deutsche Boerse AG	149,554
2,000	EXOR NV	168,728
18,500	Franklin Resources Inc.	547,600
51,000	GAM Holding AG†	134,252
14,000	H&R Block Inc.	305,200
10,000	Hannon Armstrong Sustainable Infrastructure Capital Inc., REIT	561,000
24,000	ING Groep NV	293,607
37,600	Interactive Brokers Group Inc., Cl. A	2,746,304
114,100	Janus Henderson Group plc	3,554,215
10,200	Japan Post Bank Co. Ltd.	98,016
110,900	Jefferies Financial Group Inc.	3,338,090
36,900	JPMorgan Chase & Co.	5,617,287
5,000	Julius Baer Group Ltd.	319,738
29,800	Kinnevik AB, Cl. A	1,542,300
14,000	Loews Corp.	717,920
71,000	Marsh & McLennan Companies Inc.	8,647,800
9,000	Moody’s Corp.	2,687,490
45,758	Morgan Stanley	3,553,566
240	MSCI Inc.	100,627
90,500	Natwest Group plc	244,848
110,000	New York Community Bancorp Inc.	1,388,200
6,700	NN Group NV	327,562
24,410	PayPal Holdings Inc.†	5,927,724
20,000	Pershing Square Tontine Holdings Ltd., Cl. A†	480,200
5,500	Plus500 Ltd.	106,152

Shares		Market Value

25,000	Polar Capital Holdings plc	$239,876
8,500	Prosus NV	944,962
67,000	S&P Global Inc.	23,642,290
4,000	Sculptor Capital Management Inc.	87,520
8,000	Shinhan Financial Group Co. Ltd., ADR†	268,320
6,500	Shinsei Bank Ltd.†	105,021
9,500	Societe Generale SA†	248,604
44,000	Standard Chartered plc	302,989
126,300	State Street Corp.	10,610,463
90,000	T. Rowe Price Group Inc.	15,444,000
163,800	The Bank of New York Mellon Corp.	7,746,102
35,000	The Blackstone Group Inc.	2,608,550
67,000	The Charles Schwab Corp.	4,367,060
15,520	The Goldman Sachs Group Inc.	5,075,040
4,000	The PNC Financial Services Group Inc.	701,640
3,000	TransUnion	270,000
19,000	Truist Financial Corp.	1,108,080
15,500	W. R. Berkley Corp.	1,167,925
94,000	Waddell & Reed Financial Inc., Cl. A	2,354,700
5,400	Webster Financial Corp.	297,594
179,000	Wells Fargo & Co.	6,993,530
11,708	Westwood Holdings Group Inc.	169,298

		230,789,502

	Food and Beverage — 9.9%
3,000	Ajinomoto Co. Inc.	61,382
2,100	Anheuser-Busch InBev SA/NV	132,369
95,800	Brown-Forman Corp., Cl. A	6,099,586
49,300	Brown-Forman Corp., Cl. B	3,400,221
33,800	Campbell Soup Co.	1,699,126
65,000	Chr. Hansen Holding A/S†	5,906,436
15,000	Coca-Cola European Partners plc	782,400
214,000	Conagra Brands Inc.	8,046,400
28,000	Constellation Brands Inc., Cl. A	6,384,000
25,000	Crimson Wine Group Ltd.†	166,250
189,500	Danone SA	13,000,259
920,000	Davide Campari-Milano NV	10,305,500
3,700	Diageo plc	152,489
117,000	Diageo plc, ADR	19,212,570
44,583	Farmer Brothers Co.†	465,447
90,000	Flowers Foods Inc.	2,142,000
81,200	Fomento Economico Mexicano SAB de CV, ADR	6,116,796
15,000	General Mills Inc.	919,800
17,000	Glanbia plc	253,385
1,848,400	Grupo Bimbo SAB de CV, Cl. A	3,879,565
41,300	Heineken NV	4,243,657
10,500	Ingredion Inc.	944,160
105,000	ITO EN Ltd.	6,438,925
5,000	Kellogg Co.	316,500
61,000	Kerry Group plc, Cl. A	7,675,673
2,200	Laurent-Perrier	204,847

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
9,700	LVMH Moet Hennessy Louis Vuitton SE	$6,462,245
30,000	Maple Leaf Foods Inc.	683,934
33,000	Molson Coors Beverage Co., Cl. B†	1,687,950
230,000	Mondelēz International Inc., Cl. A	13,461,900
14,000	Morinaga Milk Industry Co. Ltd.	735,877
41,000	Nestlé SA	4,569,582
12,500	Nomad Foods Ltd.†	343,250
138,000	PepsiCo Inc.	19,520,100
39,200	Pernod Ricard SA	7,357,473
31,000	Post Holdings Inc.†	3,277,320
41,500	Remy Cointreau SA	7,665,060
79,600	The Coca-Cola Co.	4,195,716
42,500	The Hain Celestial Group Inc.†	1,853,000
24,000	The J.M. Smucker Co.	3,036,720
24,000	The Kraft Heinz Co.	960,000
45,000	Tootsie Roll Industries Inc.	1,490,850
3,000	TreeHouse Foods Inc.†	156,720
47,000	Tyson Foods Inc., Cl. A	3,492,100
334,000	Yakult Honsha Co. Ltd.	16,892,301

		206,791,841

	Equipment and Supplies — 6.9%
355,865	AMETEK Inc.	45,454,636
14,000	Amphenol Corp., Cl. A	923,580
25,000	Ardagh Group SA	635,250
84,000	CIRCOR International Inc.†	2,924,880
6,000	Crown Holdings Inc.	582,240
650	Danaher Corp.	146,302
295,000	Donaldson Co. Inc.	17,157,200
22,000	DS Smith plc†	123,652
193,500	Flowserve Corp.	7,509,735
37,000	Franklin Electric Co. Inc.	2,920,780
60,000	Gores Holdings V Inc., Cl. A†	598,800
15,000	Hubbell Inc.	2,803,350
152,903	IDEX Corp.	32,005,656
100,000	Mueller Industries Inc.	4,135,000
193,900	Mueller Water Products Inc., Cl. A	2,693,271
550	Parker-Hannifin Corp.	173,487
8,000	Sealed Air Corp.	366,560
24,000	Tenaris SA, ADR	544,560
270,000	The L.S. Starrett Co., Cl. A†	1,741,500
80,000	The Timken Co.	6,493,600
59,600	The Weir Group plc†	1,460,064
114,500	Watts Water Technologies Inc., Cl. A	13,603,745

		144,997,848

	Health Care — 5.4%
12,100	AbbVie Inc.	1,309,462
800	ABIOMED Inc.†	254,984
2,000	ACADIA Pharmaceuticals Inc.†	51,600
1,736	Acorda Therapeutics Inc.†	8,454

Shares		Market Value

2,000	Aerie Pharmaceuticals Inc.†	$35,740
16,200	Alcon Inc.†	1,136,916
4,000	Alimera Sciences Inc.†	38,480
2,000	Alkermes plc†	37,360
7,000	AmerisourceBergen Corp.	826,490
25,000	Amgen Inc.	6,220,250
9,300	Anika Therapeutics Inc.†	379,347
400	Anthem Inc.	143,580
10,901	Aptinyx Inc.†	32,703
2,000	AstraZeneca plc	199,814
44,992	Axogen Inc.†	911,538
2,000	Bausch Health Cos. Inc.†	63,480
14,000	Baxter International Inc.	1,180,760
1,600	Becton, Dickinson and Co.	389,040
1,200	Berkeley Lights Inc.†	60,276
7,000	Biogen Inc.†	1,958,250
27,100	BioMarin Pharmaceutical Inc.†	2,046,321
44,500	Bluebird Bio Inc.†	1,341,675
160,000	Boston Scientific Corp.†	6,184,000
150,900	Bristol-Myers Squibb Co.	9,526,317
12,150	Calithera Biosciences Inc.†	29,403
3,200	Cigna Corp.	773,568
30,400	Clovis Oncology Inc.†	213,408
1,500	Collegium Pharmaceutical Inc.†	35,550
167,823	Conformis Inc.†	166,145
2,500	Cortexyme Inc.†	90,075
15,800	Covetrus Inc.†	473,526
17,900	Cutera Inc.†	537,895
7,200	CVS Group plc†	185,714
8,000	CytomX Therapeutics Inc.†	61,840
200	DaVita Inc.†	21,554
242,000	Demant A/S†	10,251,117
1,160	Edwards Lifesciences Corp.†	97,022
4,000	eHealth Inc.†	290,920
12,000	ElectroCore Inc.†	24,720
7,084	Electromed Inc.†	74,665
17,200	Endo International plc†	127,452
3,000	Evolus Inc.†	38,970
4,040	Exact Sciences Corp.†	532,391
29,475	Fluidigm Corp.†	133,227
3,100	Fresenius SE & Co. KGaA	138,071
2,000	G1 Therapeutics Inc.†	48,120
4,000	Galapagos NV, ADR†	308,360
3,000	GenMark Diagnostics Inc.†	71,700
1,390	Gerresheimer AG	138,065
5,500	Gilead Sciences Inc.	355,465
1,000	Glaukos Corp.†	83,930
8,000	GlaxoSmithKline plc	142,051
3,000	Globus Medical Inc., Cl. A†	185,010
5,919	GoodRx Holdings Inc., Cl. A†	230,959
2,000	Gritstone Oncology Inc.†	18,860
300	Guardant Health Inc.†	45,795

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
300	HCA Healthcare Inc.	$56,502
61,000	Henry Schein Inc.†	4,223,640
700	Hologic Inc.†	52,066
1,496	ICU Medical Inc.†	307,338
3,400	Idorsia Ltd.†	91,156
200	Illumina Inc.†	76,812
6,500	Incyte Corp.†	528,255
46,800	Indivior plc†	81,938
9,900	Inogen Inc.†	519,948
14,000	Intercept Pharmaceuticals Inc.†	323,120
7,000	Intersect ENT Inc.†	146,160
140	Intuitive Surgical Inc.†	103,452
1,200	Ipsen SA	102,940
1,200	iRhythm Technologies Inc.†	166,632
36,600	Johnson & Johnson	6,015,210
7,000	Jounce Therapeutics Inc.†	71,890
65,000	Kindred Biosciences Inc.†	323,050
1,300	Koninklijke DSM NV	219,987
700	Laboratory Corp. of America Holdings†	178,521
12,569	Lannett Co. Inc.†	66,364
1,833	Larimar Therapeutics Inc.†	26,780
2,000	LeMaitre Vascular Inc.	97,560
3,000	Luminex Corp.	95,700
10,500	Mallinckrodt plc†	3,957
6,750	Marinus Pharmaceuticals Inc.†	104,490
1,000	Medpace Holdings Inc.†	164,050
105,700	Merck & Co. Inc.	8,148,413
1,000	Meridian Bioscience Inc.†	26,250
500	Moderna Inc.†	65,475
5,500	Myriad Genetics Inc.†	167,475
2,000	NanoString Technologies Inc.†	131,420
6,000	Nektar Therapeutics†	120,000
1,000	NeoGenomics Inc.†	48,230
64,443	Neuronetics Inc.†	797,160
1,275	Novartis AG	108,958
80,000	Novartis AG, ADR	6,838,400
8,600	NuVasive Inc.†	563,816
4,000	Odonate Therapeutics Inc.†	13,680
144,975	Option Care Health Inc.†	2,571,857
5,000	Orthofix Medical Inc.†	216,750
11,500	Owens & Minor Inc.	432,285
1,000	Patterson Cos. Inc.	31,950
500	PerkinElmer Inc.	64,145
2,000	Perrigo Co. plc	80,940
2,200	Personalis Inc.†	54,142
8,500	Puma Biotechnology Inc.†	82,620
700	QIAGEN NV†	34,083
500	Quest Diagnostics Inc.	64,170
8,500	Quidel Corp.†	1,087,405
27,064	ReWalk Robotics Ltd.†	65,495

Shares		Market Value

1,050	Roche Holding AG, Genusschein	$339,335
26,121	Rockwell Medical Inc.†	30,300
3,000	Sangamo Therapeutics Inc.†	37,590
2,100	Sanofi	207,480
2,000	Sarepta Therapeutics Inc.†	149,060
2,596	Sio Gene Therapies Inc.†	6,776
89,301	SmileDirectClub Inc.†	920,693
5,615	Tactile Systems Technology Inc.†	305,961
5,000	Takeda Pharmaceutical Co. Ltd.	179,950
100	Teladoc Health Inc.†	18,175
500	Tenet Healthcare Corp.†	26,000
11,000	Teva Pharmaceutical Industries Ltd., ADR†	126,940
15,700	Tristel plc	138,522
42,000	UnitedHealth Group Inc.	15,626,940
11,996	Valeritas Holdings Inc.†	240
10,842	Vericel Corp.†	602,273
6,000	Viatris Inc.†	83,820
11,481	Voyager Therapeutics Inc.†	54,076
4,000	Waters Corp.†	1,136,680
11,500	Zimmer Biomet Holdings Inc.	1,840,920
26,500	Zoetis Inc.	4,173,220
21,297	Zosano Pharma Corp.†	26,408

		112,256,381

	Diversified Industrial — 5.2%
344,185	Ampco-Pittsburgh Corp.†	2,323,249
37,306	AZZ Inc.	1,878,357
40,000	Colfax Corp.†	1,752,400
150,100	Crane Co.	14,095,891
310,000	General Electric Co.	4,070,300
127,000	Greif Inc., Cl. A	7,239,000
12,000	Greif Inc., Cl. B	686,880
68,000	Griffon Corp.	1,847,560
160,500	Honeywell International Inc.	34,839,735
29,119	Ingersoll Rand Inc.†	1,432,946
3,500	IntriCon Corp.†	89,740
91,925	ITT Inc.	8,356,902
11,000	Jardine Strategic Holdings Ltd.	363,220
35,000	Kennametal Inc.	1,398,950
50,000	Myers Industries Inc.	988,000
30,000	nVent Electric plc	837,300
90,000	Park-Ohio Holdings Corp.	2,834,100
30,000	Rexnord Corp.	1,412,700
3,000	Rheinmetall AG	303,964
500	Roper Technologies Inc.	201,670
2,150	Siemens AG	352,983
526,900	Steel Partners Holdings LP†	7,244,875
12,000	Sulzer AG	1,349,627
46,600	Textron Inc.	2,613,328
100,000	Toray Industries Inc.	643,486
43,000	Trane Technologies plc	7,119,080
20,000	Tredegar Corp.	300,200

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
90,000	Trinity Industries Inc.	$2,564,100
10,000	Vantage Towers AG†	281,448

		109,421,991

	Entertainment — 5.1%
800	Activision Blizzard Inc.	74,400
20,658	Charter Communications Inc., Cl. A†	12,746,399
34,000	Discovery Inc., Cl. A†	1,477,640
250,800	Discovery Inc., Cl. C†	9,252,012
422,000	Dover Motorsports Inc.	869,320
2,000	Electronic Arts Inc.	270,740
90,000	Genting Singapore Ltd.	61,552
586,000	Grupo Televisa SAB, ADR†	5,191,960
120,000	Liberty Media Acquisition Corp.†	1,285,200
34,500	Liberty Media Corp.- Liberty Braves, Cl. A†	983,595
80,708	Liberty Media Corp.- Liberty Braves, Cl. C†	2,245,297
24,545	Lions Gate Entertainment Corp., Cl. B†	316,631
3,000	Live Nation Entertainment Inc.†	253,950
98,367	Madison Square Garden Entertainment Corp.†	8,046,421
96,367	Madison Square Garden Sports Corp.†	17,294,022
570	Netflix Inc.†	297,346
15,000	Rovio Entertainment Oyj	116,713
8,840	Take-Two Interactive Software Inc.†	1,562,028
40,000	TBS Holdings Inc.	784,647
91,740	The Walt Disney Co.†	16,927,865
2,400	Ubisoft Entertainment SA†	182,603
60,000	Universal Entertainment Corp.†	1,462,000
364,000	ViacomCBS Inc., Cl. A	17,169,880
1,000	ViacomCBS Inc., Cl. B	45,100
242,000	Vivendi SE	7,946,215
1,700	Xilam Animation SA†	94,596

		106,958,132

	Consumer Products — 5.1%
14,100	Christian Dior SE	8,548,631
27,000	Church & Dwight Co. Inc.	2,358,450
219,000	Edgewell Personal Care Co.	8,672,400
202,000	Energizer Holdings Inc.	9,586,920
35,500	Essity AB, Cl. B	1,121,487
2,100	Givaudan SA	8,092,049
85,000	Hanesbrands Inc.	1,671,950
23,800	Harley-Davidson Inc.	954,380
1,270	Hermes International	1,405,927
33,000	Mattel Inc.†	657,360
10,000	National Presto Industries Inc.	1,020,700
10,000	Oil-Dri Corp. of America	344,400
49,900	Reckitt Benckiser Group plc	4,470,113
2,205	Spectrum Brands Holdings Inc.	187,425
27,600	Svenska Cellulosa AB SCA, Cl. B†	488,419

Shares		Market Value

728,900	Swedish Match AB.	$56,903,517
400	The Estee Lauder Companies Inc., Cl. A	116,340
4,280	Unilever plc	239,321

		106,839,789

	Business Services — 4.5%
11,000	Allegion plc	1,381,820
9,100	Applus Services SA†	94,230
480,000	Clear Channel Outdoor Holdings Inc.†	864,000
200,000	Diebold Nixdorf Inc.†	2,826,000
3,000	Edenred	156,696
160,000	G4S plc†	540,411
2,000	ICF International Inc.	174,800
8,000	IHS Markit Ltd.	774,240
16,000	Jardine Matheson Holdings Ltd.	1,046,240
11,000	Lamar Advertising Co., Cl. A, REIT	1,033,120
178,500	Macquarie Infrastructure Corp.	5,678,085
169,780	Mastercard Inc., Cl. A	60,450,169
80,000	Network International Holdings plc†	456,151
155,000	Resideo Technologies Inc.†	4,378,750
1,255,000	Steel Connect Inc.†	2,484,900
220,000	The Interpublic Group of Companies Inc.	6,424,000
10,000	United Parcel Service Inc., Cl. B	1,699,900
1,000	Viad Corp.†	41,750
13,960	Visa Inc., Cl. A	2,955,751
5,000	Willdan Group Inc.†	205,250
2,000	Worldline SA†	167,555

		93,833,818

	Machinery — 4.1%
25,000	Astec Industries Inc.	1,885,500
12,800	Caterpillar Inc.	2,967,936
318,610	CNH Industrial NV†	4,983,060
148,500	Deere & Co.(a)	55,559,790
201,000	Xylem Inc.	21,141,180

		86,537,466

	Consumer Services — 3.5%
430	Amazon.com Inc.†	1,330,454
2,000	Deutsche Post AG	109,577
16,000	eBay Inc.	979,840
7,000	HomeServe plc	115,899
45,000	IAC/InterActiveCorp.†	9,733,950
142,000	Liberty TripAdvisor Holdings Inc., Cl. A†	905,960
50,000	Matthews International Corp., Cl. A	1,977,500
405,000	Qurate Retail Inc., Cl. A	4,762,800
1,398,000	Rollins Inc.	48,119,160
78,500	Terminix Global Holdings Inc.†	3,742,095
4,000	Travel + Leisure Co.	244,640
1,650	Uber Technologies Inc.†	89,941
4,000	WW International Inc.†	125,120

		72,236,936

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Automotive: Parts and Accessories — 3.4%
8,500	Aptiv plc†	$1,172,150
89,600	BorgWarner Inc.	4,153,856
640	Cummins Inc.	165,830
310,900	Dana Inc.	7,564,197
341	Faurecia SE†	18,145
26,000	Garrett Motion Inc.†	134,940
216,700	Genuine Parts Co.	25,048,353
300,000	Modine Manufacturing Co.†	4,431,000
46,500	O’Reilly Automotive Inc.†	23,587,125
105,000	Standard Motor Products Inc.	4,365,900
117,000	Superior Industries International Inc.†	664,560
15,000	Tenneco Inc., Cl. A†	160,800

		71,466,856

	Cable and Satellite — 2.8%
45,000	Altice USA Inc., Cl. A†	1,463,850
72,000	AMC Networks Inc., Cl. A†	3,827,520
200	Cable One Inc.	365,672
223,980	Comcast Corp., Cl. A	12,119,558
73,642	DISH Network Corp., Cl. A†	2,665,840
111,433	EchoStar Corp., Cl. A†	2,674,392
145,605	Liberty Global plc, Cl. A†	3,736,224
244,064	Liberty Global plc, Cl. C†	6,233,395
52,987	Liberty Latin America Ltd., Cl. A†	679,823
71,664	Liberty Latin America Ltd., Cl. C†	930,199
4,000	Naspers Ltd., Cl. N	957,103
386,800	Rogers Communications Inc., Cl. B	17,831,480
160,000	Shaw Communications Inc., Cl. B	4,195,200

		57,680,256

	Energy and Utilities — 2.6%
33,000	APA Corp.	590,700
5,000	Atlantica Sustainable Infrastructure plc	183,150
60,000	Avangrid Inc.	2,988,600
30,000	BP plc, ADR	730,500
16,000	CMS Energy Corp.	979,520
162,000	ConocoPhillips	8,581,140
9,700	Electricite de France SA†	130,132
98,400	Enbridge Inc.	3,581,760
55,000	Energy Transfer LP	422,400
68,700	Enterprise Products Partners LP	1,512,774
1,500	Eos Energy Enterprises Inc.†	29,580
35,000	Evergy Inc.	2,083,550
27,000	Eversource Energy	2,337,930
46,000	Exxon Mobil Corp.	2,568,180
231,000	Halliburton Co.	4,957,260
65,000	Kinder Morgan Inc.	1,082,250
4,000	Marathon Oil Corp.	42,720
8,000	Marathon Petroleum Corp.	427,920
48,000	National Fuel Gas Co.	2,399,520
49,320	NextEra Energy Inc.	3,729,085

Shares		Market Value

56,500	NextEra Energy Partners LP.	$4,117,720
4,000	Niko Resources Ltd., Toronto†	32
20,034	Occidental Petroleum Corp.	533,305
30,000	Oceaneering International Inc.†	342,600
95,000	PG&E Corp.†	1,112,450
21,000	Phillips 66	1,712,340
7,500	PNM Resources Inc.	367,875
75,180	RPC Inc.†	405,972
40,000	Schlumberger NV	1,087,600
30,770	Southwest Gas Holdings Inc.	2,114,207
100,000	The AES Corp.	2,681,000
2,280	TOTAL SE	106,349
31,000	UGI Corp.	1,271,310

		55,211,431

	Electronics — 2.5%
6,400	ams AG†	127,573
41,591	Bel Fuse Inc., Cl. A	743,647
20,000	Flex Ltd.†	366,200
4,000	Hitachi Ltd., ADR	369,800
56,500	Intel Corp.	3,616,000
390	KLA Corp.	128,856
33,000	Koninklijke Philips NV†	1,881,990
1,400	Mettler-Toledo International Inc.†	1,617,966
7,500	Plug Power Inc.†	268,800
70	Roku Inc.†	22,804
16,000	Sony Group Corp., ADR	1,696,160
40,000	TE Connectivity Ltd.	5,164,400
191,500	Texas Instruments Inc.	36,191,585
920	Thermo Fisher Scientific Inc.	419,870
6,000	Vishay Precision Group Inc.†	184,860

		52,800,511

	Retail — 2.4%
60,000	AutoNation Inc.†	5,593,200
5,000	Casey’s General Stores Inc.	1,080,950
37,200	Costco Wholesale Corp.	13,112,256
97,500	CVS Health Corp.	7,334,925
2,000	Dollar Tree Inc.†	228,920
23,000	Lowe’s Companies Inc.	4,374,140
125,000	Macy’s Inc.	2,023,750
16,000	Movado Group Inc.	455,200
1,800	NIKE Inc., Cl. B	239,202
39,728	PetIQ Inc.†	1,400,809
35,000	Sally Beauty Holdings Inc.†	704,550
11,400	Shake Shack Inc., Cl. A†	1,285,578
80,000	The Wendy’s Co.	1,620,800
83,000	Vroom Inc.†	3,236,170
52,000	Walgreens Boots Alliance Inc.	2,854,800
30,000	Walmart Inc.	4,074,900

		49,620,150

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Broadcasting — 2.2%
2,000	Cogeco Inc.	$154,293
24,000	Corus Entertainment Inc., OTC, Cl. B	109,440
138,400	Fox Corp., Cl. A	4,997,624
54,000	Fox Corp., Cl. B	1,886,220
16,000	Gray Television Inc.	294,400
19,250	Liberty Broadband Corp., Cl. A†	2,794,137
89,172	Liberty Broadband Corp., Cl. C†	13,389,176
48,333	Liberty Media Corp.- Liberty Formula One, Cl. A†	1,847,287
48,250	Liberty Media Corp.- Liberty Formula One, Cl. C†	2,088,743
55,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	2,424,400
183,449	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	8,091,935
267,600	MSG Networks Inc., Cl. A†	4,024,704
19,000	Nexstar Media Group Inc., Cl. A	2,668,170
30,000	Sinclair Broadcast Group Inc., Cl. A	877,800
50,000	TEGNA Inc.	941,500
80,000	Television Broadcasts Ltd.	83,251

		46,673,080

	Specialty Chemicals — 2.2%
11,000	AdvanSix Inc.†	295,020
1,600	Covestro AG	107,588
157,000	DuPont de Nemours Inc.	12,132,960
443,500	Ferro Corp.†	7,477,410
13,000	FMC Corp.	1,437,930
138,000	GCP Applied Technologies Inc.†	3,386,520
15,000	H.B. Fuller Co.	943,650
63,500	International Flavors & Fragrances Inc.	8,865,235
2,800	Johnson Matthey plc	116,304
450	Linde plc	126,063
131,900	Sensient Technologies Corp.	10,288,200
34,400	SGL Carbon SE†	243,659
2,000	The Chemours Co.	55,820
260	The Sherwin-Williams Co.	191,883

		45,668,242

	Aerospace and Defense — 2.0%
294,300	Aerojet Rocketdyne Holdings Inc.	13,820,328
1,400	Airbus SE†	158,497
15,000	Avio SpA†	216,011
22,000	BAE Systems plc	153,162
15,000	dMY Technology Group Inc. II, Cl. A†	220,650
14,000	Howmet Aerospace Inc.†	449,820
400	IQVIA Holdings Inc.†	77,256
37,500	Kaman Corp.	1,923,375
1,000	Kratos Defense & Security Solutions Inc.†	27,280
13,000	L3Harris Technologies Inc.	2,634,840
17,500	Northrop Grumman Corp.	5,663,700

Shares		Market Value

10,000	Raytheon Technologies Corp.	$772,700
4,115,666	Rolls-Royce Holdings plc†	5,974,572
2,500	Thales SA	248,378
41,000	The Boeing Co.†	10,443,520

		42,784,089

	Telecommunications — 2.0%
58,000	AT&T Inc.	1,755,660
55,400	BCE Inc.	2,500,756
874,200	BT Group plc, Cl. A†	1,865,606
7,040,836	Cable & Wireless Jamaica Ltd.†(b)	56,059
30,000	Cincinnati Bell Inc.†	460,500
4,000	Comtech Telecommunications Corp.	99,360
29,180	Deutsche Telekom AG	587,547
125,000	Deutsche Telekom AG, ADR	2,530,000
36,000	Hellenic Telecommunications Organization SA	577,531
15,000	Hellenic Telecommunications Organization SA, ADR	118,950
264,732	Koninklijke KPN NV	898,446
70,000	Loral Space & Communications Inc.	2,636,900
82,500	Lumen Technologies Inc.	1,101,375
1,100,000	NII Holdings Inc., Escrow†(b)	2,387,000
16,000	Oi SA, ADR†	6,496
4,267	Oi SA, Cl. C, ADR†	7,083
21,000	Telecom Argentina SA, ADR	115,920
535,000	Telecom Italia SpA	289,354
70,000	Telefonica Brasil SA, ADR	550,900
563,739	Telefonica SA, ADR	2,553,738
530,000	Telephone and Data Systems Inc.	12,168,800
105,000	Telesites SAB de CV†	108,753
50,000	TELUS Corp.	995,862
46,075	TIM SA, ADR	522,951
76,000	VEON Ltd., ADR†	134,520
98,000	Verizon Communications Inc.	5,698,700
174,000	Vodafone Group plc	316,349
78,800	Vodafone Group plc, ADR	1,452,284

		42,497,400

	Environmental Services — 1.9%
47,000	Biffa plc†	172,353
30,000	Pentair plc	1,869,600
230,000	Republic Services Inc.	22,850,500
16,600	Veolia Environnement SA	425,545
118,600	Waste Management Inc.	15,301,772

		40,619,770

	Computer Software and Services — 1.8%
650	Adobe Inc.†	308,991
500	Alibaba Group Holding Ltd., ADR†	113,365
150	Alphabet Inc., Cl. A†	309,378
6,330	Alphabet Inc., Cl. C†	13,094,428
2,200	Atos SE†	171,618
14,000	Avast plc	88,010

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
5,200	Blue Prism Group plc†	$91,043
1,000	Capgemini SE	170,159
9,000	Check Point Software Technologies Ltd.†	1,007,730
2,250	Cloudflare Inc., Cl. A†	158,085
940	CrowdStrike Holdings Inc., Cl. A†	171,559
1,080	Dassault Systemes SE	231,013
14,855	Facebook Inc., Cl. A†	4,375,243
300	FactSet Research Systems Inc.	92,577
1,800	Fidelity National Information Services Inc.	253,098
15,000	FireEye Inc.†	293,550
13,820	Fiserv Inc.†	1,645,133
70,000	GTY Technology Holdings Inc.†	447,300
130,000	Hewlett Packard Enterprise Co.	2,046,200
3,000	I3 Verticals Inc., Cl. A†	93,375
19,500	Match Group Inc.†	2,678,910
2,000	Micron Technology Inc.†	176,420
5,850	Microsoft Corp.	1,379,255
2,000	MKS Instruments Inc.	370,840
5,000	NortonLifeLock Inc.	106,300
550	NVIDIA Corp.	293,661
140,000	Oxford Metrics plc	181,424
3,200	PSI Software AG	100,571
18,500	Rockwell Automation Inc.	4,910,640
700	salesforce.com Inc.†	148,309
1,800	SAP SE, ADR	221,022
640	ServiceNow Inc.†	320,070
585	Snowflake Inc., Cl. A†	134,129
47,000	SolarWinds Corp.†	819,680
30,000	SVMK Inc.†	549,600
4,900	Tailwind Acquisition Corp., Cl. A†	48,608
1,300	Temenos AG	187,129
1,250	Unity Software Inc.†	125,387
200	Veeva Systems Inc., Cl. A†	52,248
500	VMware Inc., Cl. A†	75,225
100	Zoom Video Communications Inc., Cl. A†	32,129

		38,073,412

	Building and Construction — 1.8%
27,000	Arcosa Inc.	1,757,430
18,000	Assa Abloy AB, Cl. B	517,321
4,000	Cie de Saint-Gobain†	236,041
70,000	Fortune Brands Home & Security Inc.	6,707,400
22,000	Gencor Industries Inc.†	295,020
90,448	Herc Holdings Inc.†	9,165,096
35,200	Ibstock plc†	106,856
215,814	Johnson Controls International plc	12,877,621
17,200	KBR Inc.	660,308
20,000	PGT Innovations Inc.†	505,000
12,000	Sika AG	3,428,027

Shares		Market Value

3,000	Vulcan Materials Co.	$506,250

		36,762,370

	Hotels and Gaming — 1.7%
73,500	888 Holdings plc	400,242
16,000	Accor SA†	603,424
10,000	Better Collective A/S†	245,035
114,057	Entain plc†	2,386,888
2,000	Frontier Developments plc†	74,996
2,000	Gamesys Group plc	53,269
33,700	GAN Ltd.†	613,340
8,000	Hyatt Hotels Corp., Cl. A†	661,600
18,000	Las Vegas Sands Corp.†	1,093,680
45,000	LeoVegas AB	263,556
4,408,500	Mandarin Oriental International Ltd.†	7,847,130
13,000	Marriott International Inc., Cl. A†	1,925,430
70,000	MGM China Holdings Ltd.	124,259
54,400	MGM Growth Properties LLC, Cl. A, REIT	1,774,528
81,000	MGM Resorts International	3,077,190
7,300	Penn National Gaming Inc.†	765,332
20,000	PlayAGS Inc.†	161,600
127,800	Ryman Hospitality Properties Inc., REIT†	9,905,778
200,000	The Hongkong & Shanghai Hotels Ltd.	198,865
32,000	The Marcus Corp.†	639,680
250,000	William Hill plc†	937,448
4,000	Wyndham Hotels & Resorts Inc.	279,120
6,000	Wynn Resorts Ltd.†	752,220

		34,784,610

	Aviation: Parts and Services — 1.3%
12,000	Astronics Corp.†	216,480
183,300	Curtiss-Wright Corp.	21,739,380
829,904	Signature Aviation plc†	4,625,619

		26,581,479

	Real Estate — 0.9%
8,000	Bresler & Reiner Inc.†	608
10,267	Gaming and Leisure Properties Inc., REIT	435,629
57,775	Indus Realty Trust Inc., REIT	3,475,744
29,000	Rayonier Inc., REIT	935,250
320,000	The St. Joe Co.	13,728,000
15,000	Weyerhaeuser Co., REIT	534,000

		19,109,231

	Metals and Mining — 0.9%
37,400	Agnico Eagle Mines Ltd.	2,162,094
50,000	Barrick Gold Corp.	990,000
30,000	Cleveland-Cliffs Inc.†	603,300
116,000	Freeport-McMoRan Inc.†	3,819,880
3,000	Kirkland Lake Gold Ltd.	101,400
20,253	Livent Corp.†	350,782
4,300	Materion Corp.	284,832
50,000	New Hope Corp. Ltd.	53,928

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
142,000	Newmont Corp.	$8,558,340
62,000	TimkenSteel Corp.†	728,500
10,000	Turquoise Hill Resources Ltd.†	160,900
10,000	Vale SA, ADR	173,800

		17,987,756

	Automotive — 0.7%
2,000	Daimler AG	178,274
66,000	General Motors Co.†	3,792,360
85,000	Navistar International Corp.†	3,742,550
70,000	PACCAR Inc.	6,504,400
20,000	Stellantis NV	355,800
8,000	The Shyft Group Inc.	297,600
1,800	Toyota Motor Corp., ADR	280,908
20,000	Traton SE	539,442

		15,691,334

	Communications Equipment — 0.6%
14,650	Apple Inc.	1,789,497
1,000	Arista Networks Inc.†	301,890
228,000	Corning Inc.	9,920,280
70,000	Limelight Networks Inc.†	249,900
1,200	Motorola Solutions Inc.	225,660
4,490	QUALCOMM Inc.	595,329
12,500	Telefonaktiebolaget LM Ericsson, Cl. B	165,384

		13,247,940

	Transportation — 0.6%
45	AP Moller—Maersk A/S, Cl. B	104,532
10,000	easyJet plc†	134,855
130,200	GATX Corp.	12,074,748

		12,314,135

	Wireless Communications — 0.6%
105,000	America Movil SAB de CV, Cl. L, ADR	1,425,900
3,000	Anterix Inc.†	141,480
75,000	Millicom International Cellular SA, SDR†	2,885,458
25,907	T-Mobile US Inc.†	3,245,888
105,400	United States Cellular Corp.†	3,844,992

		11,543,718

	Agriculture — 0.5%
196,000	Archer-Daniels-Midland Co.	11,172,000
10,000	The Mosaic Co.	316,100

		11,488,100

	Publishing — 0.4%
1,400	Graham Holdings Co., Cl. B	787,416
55,000	Meredith Corp.†	1,637,900
105,000	News Corp., Cl. A	2,670,150
90,600	News Corp., Cl. B	2,125,476

Shares		Market Value

70,000	The E.W. Scripps Co., Cl. A	$1,348,900

		8,569,842

	Manufactured Housing and Recreational Vehicles — 0.3%
2,150	Cavco Industries Inc.†	485,062
11,514	Legacy Housing Corp.†	204,143
5,000	Martin Marietta Materials Inc.	1,679,100
33,600	Nobility Homes Inc.	1,041,600
42,000	Skyline Champion Corp.†	1,900,920

		5,310,825

	Semiconductors — 0.1%
4,500	Advanced Micro Devices Inc.†	353,250
1,000	Analog Devices Inc.	155,080
1,180	Applied Materials Inc.	157,648
230	ASML Holding NV	141,993
220	Lam Research Corp.	130,953
3,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	354,840

		1,293,764

	Computer Hardware — 0.0%
1,100	International Business Machines Corp.	146,586

	TOTAL COMMON STOCKS	2,028,590,591

	CLOSED-END FUNDS — 0.5%
245,000	Altaba Inc., Escrow†	3,564,750
4,285	Royce Global Value Trust Inc.	60,890
45,000	Royce Value Trust Inc.	814,950
96,964	The Central Europe, Russia, and Turkey Fund Inc.	2,334,893
159,600	The New Germany Fund Inc.	3,155,292

	TOTAL CLOSED-END FUNDS	9,930,775

	PREFERRED STOCKS — 0.1%
	Consumer Services — 0.1%
12,750	Qurate Retail Inc., 8.000%, 03/15/31	1,296,038

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Telecommunications — 0.0%
21,000	Cincinnati Bell Inc., 6.750%, Ser. B	1,048,740

	RIGHTS — 0.0%
	Entertainment — 0.0%
139,123	Media General Inc., CVR†(b)	0

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
379,000	Ampco-Pittsburgh Corp., expire 08/01/25†	$500,280

	Energy and Utilities — 0.0%
2,504	Occidental Petroleum Corp., expire 08/03/27†	29,823

	Financial Services — 0.0%
2,222	Pershing Square Tontine Holdings Ltd., expire 07/24/21†	18,109

	TOTAL WARRANTS	548,212

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 2.5%
$51,967,000	U.S. Treasury Bills, 0.025% to 0.070%††, 04/22/21 to 09/23/21	51,965,866

	TOTAL INVESTMENTS — 100.0% (Cost $1,224,990,555)	$2,093,380,222

(a)	Securities, or a portion thereof, with a value of $80,667,600 were pledged as collateral for futures contracts.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	83.1%	$1,738,567,693
Europe	14.0	293,809,349
Japan	1.4	29,988,733
Latin America	0.9	19,229,314
Asia/Pacific	0.5	10,828,030
South Africa	0.1	957,103

Total Investments	100.0%	$2,093,380,222

As of March 31, 2021, futures contracts outstanding were as follows:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
S&P 500 Futures (E-Mini)	Short	65	06/18/21	$12,894,050	$(261,300)	$(261,300)

TOTAL FUTURES						$(261,300)